Acquisition of TruPet LLC and Bona Vida, Inc. (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended
	May 06, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Acquisition [Abstract]
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Number of member units retired (in shares)				(914,919)
Purchase and retirement of common stock (in shares)				(1,011,748)
Loss on acquisition		$ 149,988,000	$ 0	$ 149,988,000	$ 0
Current Assets
Cash and cash equivalents	$ 1,930,000
Restricted cash	25,000
Accounts receivable	30,000
Intercompany receivables	6,199,000
Inventories	193,000
Prepaid expenses and other current assets	399,000
Total Current Assets	8,776,000
Intangible assets, net of amortization	986,000
Other assets	74,000
Total Assets	9,836,000
Current Liabilities
Warrant derivative liability	2,111,000
Accounts payable & accrued liabilities	2,140,000
Long term debt, current portion	6,200,000
Total Current Liabilities	10,451,000
Total Liabilities	10,451,000
Redeemable Series E Preferred Stock	20,059,000
TruPet, LLC [Member]
Acquisition [Abstract]
Number of shares issued (in shares)	$ 15,027,533
Outstanding interests acquired	93.00%	7.00%		7.00%		7.00%
Number of member units retired (in shares)	(914,919)
Purchase and retirement of common stock (in shares)	(1,011,748)
Fair value of net assets acquired	$ 19,500,000
Loss on acquisition	$ 38,200,000
TruPet, LLC [Member] | Better Choice Company [Member]
Acquisition [Abstract]
Percentage ownership after acquisition	38.00%
Better Choice Company [Member]
Current Assets
Cash and cash equivalents	$ 1,546,000
Intercompany receivables	6,161,000
Prepaid expenses and other current assets	52,000
Total Current Assets	7,759,000
Intangible assets, net of amortization	986,000
Total Assets	8,745,000
Current Liabilities
Warrant derivative liability	2,111,000
Accounts payable & accrued liabilities	2,071,000
Long term debt, current portion	6,200,000
Total Current Liabilities	10,382,000
Total Liabilities	10,382,000
Redeemable Series E Preferred Stock	20,059,000
Bona Vida, Inc. [Member]
Acquisition [Abstract]
Number of shares issued (in shares)	$ 18,003,274
Outstanding interests acquired	100.00%
Fair value of net assets acquired	$ 1,000,000
Loss on acquisition	107,000,000
Current Assets
Cash and cash equivalents	384,000
Restricted cash	25,000
Accounts receivable	30,000
Intercompany receivables	38,000
Inventories	193,000
Prepaid expenses and other current assets	347,000
Total Current Assets	1,017,000
Other assets	74,000
Total Assets	1,091,000
Current Liabilities
Warrant derivative liability	0
Accounts payable & accrued liabilities	69,000
Total Current Liabilities	69,000
Total Liabilities	69,000
Redeemable Series E Preferred Stock	$ 0
Bona Vida, Inc. [Member] | Better Choice Company [Member]
Acquisition [Abstract]
Percentage ownership after acquisition	46.00%